Shareholder Report, Holdings (Details)	Dec. 31, 2025
Paradigm Value Fund | Health Care
Holdings [Line Items]
Percent of Total Investments	30.10%
Paradigm Value Fund | Information Technology
Holdings [Line Items]
Percent of Total Investments	30.10%
Paradigm Value Fund | Industrials
Holdings [Line Items]
Percent of Total Investments	21.50%
Paradigm Value Fund | Financials
Holdings [Line Items]
Percent of Total Investments	5.80%
Paradigm Value Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.40%
Paradigm Value Fund | Materials
Holdings [Line Items]
Percent of Total Investments	3.50%
Paradigm Value Fund | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.10%
Paradigm Value Fund | Communication Services
Holdings [Line Items]
Percent of Total Investments	0.50%
Paradigm Value Fund | Cash Equivalents
Holdings [Line Items]
Percent of Total Investments	1.00%
Paradigm Value Fund | EMCOR Group Inc.
Holdings [Line Items]
Percent of Total Investments	7.50%
Paradigm Value Fund | Kulicke & Soffa Industries Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
Paradigm Value Fund | RadNet, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
Paradigm Value Fund | Insight Enterprises, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
Paradigm Value Fund | A10 Networks, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
Paradigm Value Fund | Addus HomeCare Corporation
Holdings [Line Items]
Percent of Total Investments	4.10%
Paradigm Value Fund | Enviri Corporation
Holdings [Line Items]
Percent of Total Investments	3.80%
Paradigm Value Fund | American Eagle Outfitters, Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
Paradigm Value Fund | Tactile Systems Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
Paradigm Value Fund | Sensient Technologies Corporation
Holdings [Line Items]
Percent of Total Investments	3.50%
Paradigm Select Fund | Health Care
Holdings [Line Items]
Percent of Total Investments	27.90%
Paradigm Select Fund | Information Technology
Holdings [Line Items]
Percent of Total Investments	30.90%
Paradigm Select Fund | Industrials
Holdings [Line Items]
Percent of Total Investments	27.40%
Paradigm Select Fund | Financials
Holdings [Line Items]
Percent of Total Investments	1.00%
Paradigm Select Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.10%
Paradigm Select Fund | Materials
Holdings [Line Items]
Percent of Total Investments	2.00%
Paradigm Select Fund | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.20%
Paradigm Select Fund | Cash Equivalents
Holdings [Line Items]
Percent of Total Investments	6.50%
Paradigm Select Fund | EMCOR Group Inc.
Holdings [Line Items]
Percent of Total Investments	7.60%
Paradigm Select Fund | Natera, Inc.
Holdings [Line Items]
Percent of Total Investments	11.00%
Paradigm Select Fund | Lumentum Holdings Inc.
Holdings [Line Items]
Percent of Total Investments	7.30%
Paradigm Select Fund | Goldman Sachs FS Government Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	6.50%
Paradigm Select Fund | Globus Medical, Inc. - Class A
Holdings [Line Items]
Percent of Total Investments	6.10%
Paradigm Select Fund | Teradyne, Inc.
Holdings [Line Items]
Percent of Total Investments	5.20%
Paradigm Select Fund | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
Paradigm Select Fund | Carpenter Technology Corporation
Holdings [Line Items]
Percent of Total Investments	4.00%
Paradigm Select Fund | Zurn Elkay Water Solutions Corporation
Holdings [Line Items]
Percent of Total Investments	3.80%
Paradigm Select Fund | Builders FirstSource, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
Paradigm Micro-Cap Fund | Health Care
Holdings [Line Items]
Percent of Total Investments	32.90%
Paradigm Micro-Cap Fund | Information Technology
Holdings [Line Items]
Percent of Total Investments	32.90%
Paradigm Micro-Cap Fund | Industrials
Holdings [Line Items]
Percent of Total Investments	16.70%
Paradigm Micro-Cap Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.70%
Paradigm Micro-Cap Fund | Materials
Holdings [Line Items]
Percent of Total Investments	0.40%
Paradigm Micro-Cap Fund | Cash Equivalents
Holdings [Line Items]
Percent of Total Investments	9.30%
Paradigm Micro-Cap Fund | Other
Holdings [Line Items]
Percent of Total Investments	0.10%
Paradigm Micro-Cap Fund | Goldman Sachs FS Government Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	9.20%
Paradigm Micro-Cap Fund | Modine Manufacturing Company
Holdings [Line Items]
Percent of Total Investments	9.80%
Paradigm Micro-Cap Fund | Onto Innovation Inc.
Holdings [Line Items]
Percent of Total Investments	5.80%
Paradigm Micro-Cap Fund | The Ensign Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.10%
Paradigm Micro-Cap Fund | Integra LifeSciences Holdings Corporation
Holdings [Line Items]
Percent of Total Investments	4.50%
Paradigm Micro-Cap Fund | Orthofix Medical, Inc.
Holdings [Line Items]
Percent of Total Investments	4.40%
Paradigm Micro-Cap Fund | Enviri Corp.
Holdings [Line Items]
Percent of Total Investments	3.90%
Paradigm Micro-Cap Fund | Veeco Instruments Inc.
Holdings [Line Items]
Percent of Total Investments	3.80%
Paradigm Micro-Cap Fund | The Pennant Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
Paradigm Micro-Cap Fund | Extreme Networks, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%